Finance costs and finance revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of business combination [Line Items]
Annual average of future sales of mineral	$ 193,588	$ 233,278
Useful life of mining properties	13 months	13 months
Discount rate (%)	10.00%	10.00%